UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22610

THE HARTFORD ALTERNATIVE STRATEGIES FUND
(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire

Life Law Unit

The Hartford Financial Services Group, Inc.

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2011 – April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Hartford Alternative Strategies Fund

Fund Performance (Unaudited)	2
Financial Statements
Schedule of Investments at April 30, 2012 (Unaudited)	3
Investment Valuation Hierarchy Level Summary at April 30, 2012 (Unaudited)	10
Statement of Assets and Liabilities at April 30, 2012 (Unaudited)	11
Statement of Operations for the Six-Month Period Ended April 30, 2012 (Unaudited)	12
Statement of Changes in Net Assets for the Six-Month Period Ended April 30, 2012 (Unaudited), and the Period September 30, 2011 (commencement of operations) through October 31, 2011	13
Notes to Financial Statements (Unaudited)	14
Financial Highlights (Unaudited)	26
Trustees and Officers (Unaudited)	28
How to Obtain a Copy of the Fund’s Proxy Voting Policies and Voting Records (Unaudited)	30
Quarterly Portfolio Holdings Information (Unaudited)	30
Expense Example (Unaudited)	31
Approval of Investment Sub-Advisory Agreement (Unaudited)	32

The Hartford Alternative Strategies Fund inception 09/30/2011

(sub-advised by Hartford Investment Management Company)	Investment objective – Seeks to provide investment
results that approximate the price and yield
performance of a benchmark that is a weighted
average benchmark of each sleeve of the Fund.

Performance Overview 9/30/11 - 4/30/12

The chart above shows the growth of a $10,000 investment in Class Y.

Average Annual Total Returns (as of 4/30/12)

	6 Month†	Since Inception
Alternative Strategies Y	4.69%	14.74%
Alternative Strategies Fund Blended Index	3.69%	10.86%
Barclays Capital U.S. Aggregate Bond Index	2.44%	2.55%
MSCI EAFE Index	2.71%	12.62%
S&P 500 Index	12.76%	25.07%

†	Not Annualized

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on April 30, 2012, which may exclude investment transactions as of this date.

Alternative Strategies Fund Blended Index is a blended index comprised of the following indices: MSCI EAFE Index (60%), Barclays Capital U.S. Aggregate Index Bond (30%) and S&P 500 Index (10%).

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance (excluding the U.S. and Canada).

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance could be higher or lower.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Portfolio Managers
Edward C. Caputo, CFA	Paul Bukowski, CFA*
Vice President	Executive Vice President

*Appointed as a Porfolio Manager for the Fund as of January 2012. As of the same date, Hugh Whelan, CFA no longer serves as a Portfolio Manager for the Fund.

Effective on or about June 4, 2012, Wellington Management Company, LLP is expected to become the sub-adviser to the Fund and Rick A. Wurster, CFA, CMT and Stephen A. Gorman, CFA, will serve as the Fund’s Portfolio Managers. As of the same date, Hartford Investment Management Company will no longer serve as the sub-adviser to the Fund and, as a result, Messrs. Caputo and Bukowski will no longer serve as the Fund’s Portfolio Managers.

2

The Hartford Alternative Strategies Fund
Schedule of Investments
April 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 69.3%
	Argentina - 0.2%
—	Alto Palermo S.A. ADR	$3
3	Banco Macro S.A.	49
3	BBVA Banco Frances S.A. ADR	16
3	Cresud S.A. ADR	27
2	Empresa Distribuidora y Comercializadora Norte S.A ●	5
8	Grupo Financiero Galicia S.A.	43
2	IRSA Inversiones y Representaciones S.A.	14
2	Nortel Inversora S.A. ADR ●	39
4	Pampa Energia S.A.	27
3	Petrobras Argentina S.A. ADR	34
7	Telecom Argentina S.A. ADR	109
6	Transportadora de Gas del Sur S.A.	17
6	YPF Sociedad Anonima ADR	83
		466
	Australia - 4.3%
370	CFS Retail Property Trust	739
968	Dexus Property Group	939
281	Goodman Group	1,051
349	GPT Group	1,187
684	Mirvac Group	919
466	Stockland	1,496
440	Westfield Group	4,206
582	Westfield Retail Trust	1,643
		12,180
	Brazil - 11.7%
174	Banco Bradesco S.A. ADR	2,794
51	Banco Santander Brasil S.A.	413
7	Braskem S.A. ADR	108
61	BRF Brasil Foods S.A. ADR	1,120
47	Centrais Eletricas Brasileiras S.A. ADR	474
94	Cia de Bebidas das Americas ADR	3,798
5	Cia de Saneamento Basico do Estado de Sao Paulo ADR	381
4	Cia Energetica de Minas Gerais ADR	93
9	Cia Paranaense de Energia - Copel	230
72	Cia Siderurgica Nacional S.A. ADR	640
11	Companhia Brasileira De Distribuicao S.A. ADR	531
35	Companhia Energetica de Minas Gerais ADR	864
6	CPFL Energia S.A. ADR	167
12	Embraer S.A. ADR	429
20	Fibria Celulose S.A. ADR	155
19	Gafisa S.A. ADR	72
81	Gerdau S.A. ADR	764
8	GOL Linhas Aereas Inteligentes S.A. ADR	45
204	Itau Unibanco Banco Multiplo S.A. ADR	3,194
56	Oi S.A. ADR	700
344	Petroleo Brasileiro S.A. ADR	7,835
7	Tam S.A.	172
17	Tim Participacoes S.A. ADR	499
38	Ultrapar Participacoes S.A. ADR	850
185	Vale S.A. ADR	4,004
119	Vale S.A. SP ADR	2,639
		32,971
	Canada - 0.4%
16	H&R Real Estate Investment Trust	403
26	RioCan REIT	722
		1,125
	Cayman Islands - 0.0%
3	02Micro International Ltd. ADR ●	16
1	Acorn International, Inc. ADR ●	3
2	Bitauto Holdings Ltd. ●	7
—	eLong, Inc. ADR ●	3
3	Mecox Lane Ltd. ●	3
13	Renren, Inc. ●	76
		108
	Chile - 1.1%
1	Administradora de Fondos de Pensiones Provida S.A.	78
5	Banco de Chile ADR	425
4	Banco Santander Chili S.A. ADR	299
2	Cia Cervecerias Unidas S.A. ADR	142
7	Corpbanca S.A. ADR	146
5	Embotelladora Andina S.A. ADR	143
10	Empresa Nacional de Electricidad S.A. ADR	545
23	Enersis S.A. ADR	475
15	Lan Airlines S.A. ADR	423
8	Sociedad Quimica Y Minera de Chile S.A.	474
2	Vina Concha Y Toro S.A. ADR	80
		3,230
	China - 4.2%
1	21Vianet Group, Inc. ADR ●	15
2	3SBio, Inc. ADR ●	21
1	51job, Inc. ADR ●	53
2	7 Days Group Holdings Ltd. ADR ●	21
6	Actions Semiconductor Co., Ltd. ADR ●	11
2	Agria Corp. ADR ●	3
4	Airmedia Group, Inc. ●	12
14	Aluminum Corp. of China Ltd. ADR	173
2	Ambow Education Holding Ltd. ADR ●	11
1	ATA, Inc. ADR	4
2	AutoNavi Holdings Ltd. ADR ●	29
12	Baidu, Inc. ADR ●	1,634
1	BCD Semiconductor Manufacturing Ltd. ADR ●	8
1	Bona Film Group Ltd. ADR ●	6
3	Camelot Information Systems, Inc. ADR ●	10
1	Changyou.com Ltd. ADR ●	22
1	Charm Communications, Inc. ADR	6
1	China Distance Education Holdings Ltd. ADR	3
4	China Eastern Airlines ADR ●	64
1	China Finance Online Co. ADR ●	2
2	China Hydroelectric Corp. ADR ●	3
2	China Kanghui Holdings, Inc. ADR ●	38
45	China Life Insurance Co.	1,806
3	China Lodging Group Ltd. ADR ●	32
6	China Ming Yang Wind Power Group Ltd. ADR ●	14
2	China Nepstar Chain Drugstore Ltd. ADR ●	7
1	China New Borun Corp. ADR ●	2
—	China Nuokang Bio-Pharmaceutical, Inc. ADR ●	2
15	China Petroleum & Chemical Corp. ADR	1,612
3	China Southern Airlines Co., Ltd. ADR ●	72

The accompanying notes are an integral part of these financial statements.

3

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
April 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 69.3% - (continued)
	China - 4.2% - (continued)
1	China Sunergy Co., Ltd. ADR ●	$1
3	China Techfaith Wirls Communication Technology ADR ●	5
13	China Telecom Corp. Ltd. ADR	677
2	China Xiniya Fashion Ltd. ADR ●	3
1	China Zenix Automotive International Ltd. ADR	5
1	ChinaCache International Holdings Ltd. ADR ●	8
1	ChinaEdu Corp. ADR ●	9
3	CNinsure, Inc. ●	17
2	Concord Medical Services Holdings Ltd. ADR	8
1	Country Style Cooking Restaurant Chain Co., Ltd. ●	9
13	Ctrip.com International Ltd. ADR ●	283
1	Daqo New Energy Corp. ADR ●	2
5	E-Commerce China Dangdang, Inc. ADR ●	38
6	E-House China Holdings Ltd.	44
8	Focus Media Holding Ltd. ADR	186
10	Giant Interactive Group, Inc. ADR	55
3	Guangshen Railway Co., Ltd. ADR	50
1	Gushan Environmental Energy Ltd. ADR ●	1
4	Hanwha SolarOne Co., Ltd. ADR ●	4
7	Huaneng Power International, Inc. ADR Series N	166
—	IFM Investments Ltd. ADR ●	1
13	JA Solar Holdings Co. Ltd. ADR ●	17
1	Jiayuan.com International Ltd. ADR ●	8
1	JinkoSolar Holding Co., Ltd. ADR ●	6
1	Kingtone Wirelessinfo Solution Holding Ltd. ADR ●	—
2	KongZhong Corp. ADR ●	11
2	Ku6 Media Co., Ltd. ADR ●	3
7	LDK Solar Co., Ltd. ●	22
1	Lentuo International, Inc. ADR ●	3
1	Linktone Ltd. ADR ●	2
8	Mindray Medical International Ltd.	255
1	NA Education Holdings Ltd. ADR ●	2
2	NA Holdings Ltd. ADR	11
12	New Oriental Education & Technology Group, Inc. ADR ●	314
2	Ninetowns Digital World Trade Holdings Ltd. ADR ●	3
1	NQ Mobile, Inc. ADR ●	9
1	Ossen Innovation Co., Ltd. ADR ●	1
4	Perfect World Co., Ltd. ADR ●	44
19	PetroChina Co., Ltd. ADR	2,861
3	Phoenix New Media Ltd. ADR ●	17
6	Renesola Ltd. ADR ●	9
1	SahngPharma Corp. ADR ●	4
33	Semiconductor Manufacturing International Corp. ADR ●	80
2	Simcere Pharmaceutical Group ADR ●	16
2	Sinopec Shanghai Petrochemical Co., Ltd. ADR	75
1	Sky-Mobi Ltd. ADR ●	2
4	Spreadtrum Communications, Inc.	53
11	Suntech Power Holdings Co., Ltd. ADR ●	28
1	Syswin, Inc. ADR ●	2
1	TAL Education Group ADR ●	14
2	Taomee Holdings Ltd. ADR ●	9
2	The9 Ltd. ADR ●	10
7	Trina Solar Ltd. ADR ●	50
1	Tudou Holdings Ltd. ADR ●	26
4	Vanceinfo Technologies ADR ●	50
3	Vimicro International Corp. ADR ●	3
5	VisionChina Media, Inc. ADR ●	7
6	WuXi PharmaTech Cayman, Inc. ●	93
3	Xinyuan Real Estate Co., Ltd. ADR	10
18	Yanzhou Coal Mining Co., Ltd. ADR	378
9	Yingli Green Energy Holdings ADR ●	34
6	Youku, Inc. ●	150
1	Zuoan Fashion Ltd. ADR ●	3
		11,963
	Colombia - 0.6%
8	Bancolombia S.A. ADR	525
19	Ecopetrol S.A. ADR	1,224
		1,749
	France - 1.9%
5	Fonciere des Regions	425
4	Gecina S.A.	406
5	Icade	392
21	Klepierre	662
18	Unibail-Rodamco SE ☼	3,452
		5,337
	Hong Kong - 3.9%
95	China Mobile Ltd. ADR	5,260
43	China Unicom Ltd. ADR	750
2	City Telecom Ltd. ADR	18
14	CNOOC Ltd. ADR	2,893
2	Le Gaga Holding Ltd. ADR ●	10
451	Link REIT	1,878
17	Melco PBL Entertainment Ltd. ADR ●	257
		11,066
	India - 2.6%
11	Dr. Reddy's Laboratories Ltd. ADR	384
51	HDFC Bank Ltd. ADR	1,764
39	ICICI Bank Ltd.	1,311
44	Infosys Ltd.	2,070
12	Mahanagar Telephone Nigam Ltd. ●	11
2	Patni Computer Systems Ltd. ●	38
1	Rediff.com India Ltd. ●	6
2	Sify Technologies Ltd. ADR ●	7
34	Sterlite Industries Ltd.	276
3	Tata Communications Ltd. ADR	27
31	Tata Motors Ltd. ADR	932
42	Wipro Ltd. ADR	401
		7,227
	Indonesia - 0.3%
22	P.T. Telekomunikasi Indonesia ADR	812
2	PT Indosat Tbk ADR	55
		867
	Japan - 1.2%
—	Japan Prime Realty	391
—	Japan Real Estate Investment Trust	966
—	Japan Retail Fund Investment	601
—	Nippon Building Fund, Inc.	1,159

The accompanying notes are an integral part of these financial statements.

4

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 69.3% - (continued)
	Japan - 1.2% - (continued)
—	Nomura Real Estate Office Fund, Inc.	$319
		3,436
	Jersey - 0.0%
3	WNS Holdings Ltd. ADR ●	34

	Luxembourg - 0.0%
5	Ternium S.A. ADR	116

	Mexico - 3.1%
179	America Movil S.A.B de C.V. ADR	4,772
96	Cemex S.A. de C.V. ADR ●	695
2	Coca-Cola Femsa S.A.B SP-ADR	217
3	Desarrolladora Homex S.A.B. de C.V. ●	53
14	Empresas ICA S.A.B. de C.V. ●	98
17	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,392
3	Gruma S.A.B. ADR ●	37
2	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR	29
3	Grupo Aeroportuario del Pacifico S.A.B de C.V. ADR	117
2	Grupo Aeroportuario del Sureste S.A.B. de C.V.	150
—	Grupo Casa Saba S.A.B. de C.V. ●	3
3	Grupo Simec, S.A. de C.V. ADR ●	31
51	Grupo Televisa S.A. ADR	1,122
1	Grupo TMM S.A. ADR ●	2
1	Industries Bachoco, S.A. ADR	16
2	Maxcom Telecomunicaciones S.A. de C.V. ADR ●	2
		8,736
	Netherlands - 0.3%
12	Corio N.V.	539
29	VimpelCom Ltd. ADR	291
		830
	Peru - 0.2%
2	Cementos Pacasmayo S.A.A. ●	23
14	Compania De Minas Buenaventur ADR	598
		621
	Philippines - 0.2%
8	Philippine Long Distance Telephone Co. ADR	478

	Russia - 0.4%
21	Mechel ADR	138
47	Mobile Telesystems OJSC ADR	921
		1,059
	Singapore - 0.4%
355	Ascendas Real Estate Investment Trust	596
432	Capitamall Trust	627
		1,223
	South Africa - 1.7%
35	AngloGold Ltd. ADR	1,196
3	DRDGOLD Ltd. ADR	23
66	Gold Fields Ltd. ADR	846
33	Harmony Gold Mining Co., Ltd. ADR	319
39	Sappi Ltd. ADR	137
45	Sasol Ltd. ADR	2,134
		4,655
	South Korea - 2.3%
1	Gravity Co., Ltd. ADR	2
33	KB Financial Group, Inc.	1,116
48	Korea Electric Power Corp. ADR	453
22	KT Corp. ADR	279
37	LG.Philips LCD Co., Ltd.	409
24	Posco ADR	2,035
20	Shinhan Financial Group Co., Ltd. ADR	1,404
28	SK Telecom Co., Ltd. ADR	379
11	Woori Finance Holdings Co., Ltd. ADR	329
		6,406
	Taiwan - 3.5%
98	Advanced Semiconductor Engineering, Inc. ADR	495
72	AU Optronics Corp. ADR	323
35	Chunghwa Telecom Co., Ltd. ADR	1,080
10	Himax Techologies, Inc. ADR	20
3	Silicon Motion Technology Corp. ●	49
57	Siliconware Precision Industries Co. ADR	333
443	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,909
237	United Microelectronics Corp. ADR	634
		9,843
	Turkey - 0.1%
26	Turkcell Iletisim Hizmetleri A.S. ADR	326

	United Kingdom - 1.9%
170	British Land Co. plc	1,347
112	Capital Shopping Centres Group plc	591
142	Hammerson plc	965
156	Land Securities Group plc	1,843
149	Segro plc	533
		5,279
	United States - 22.8%
79	American Tower Corp. REIT	5,166
194	Annaly Capital Management, Inc.	3,173
19	Avalonbay Communities, Inc. ╦‡	2,771
30	Boston Properties, Inc.	3,203
5	China Digital TV Holding Co., Ltd.	17
21	Digital Realty Trust, Inc.	1,582
51	Duke Realty, Inc.	751
59	Equity Residential Properties Trust	3,654
13	Federal Realty Investment Trust	1,278
84	General Growth Properties, Inc.	1,504
82	HCP, Inc.	3,388
42	Health Care, Inc.	2,388
3	Hisoft Technology International Ltd. ●	38
2	Home Inns & Hotels Management, Inc. ●	53
142	Host Hotels & Resorts, Inc.	2,357
4	iSoftStone Holdings Ltd. ●	31
82	Kimco Realty Corp.	1,585
23	Liberty Property Trust	847
26	Macerich Co.	1,630
7	Netease.com, Inc. ●	402
32	Plum Creek Timber Co., Inc.	1,361
92	ProLogis, Inc.	3,287
29	Public Storage	4,175
1	Qihoo 360 Technology Co., Ltd. ●	25
24	Rayonier, Inc.	1,105
2	RDA Microelectronics, Inc. ●	22

The accompanying notes are an integral part of these financial statements.

5

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
April 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 69.3% - (continued)
	United States - 22.8% - (continued)
18	Regency Centers Corp.	$809
7	Shanda Games Ltd.	39
59	Simon Property Group, Inc.	9,164
1	SouFun Holdings Ltd.	20
58	Ventas, Inc.	3,393
33	Vornado Realty Trust	2,858
108	Weyerhaeuser Co.	2,190
—	WSP Holdings Ltd. ●	—
2	Xueda Education Group ●	8
		64,274
	Total common stocks
	(cost $168,007)	$195,605

PREFERRED STOCKS - 0.3%
	Brazil - 0.3%
26	Telefonica Brasil S.A.	$753

	Total preferred stocks
	(cost $701)	$753

EXCHANGE TRADED FUNDS - 4.4%
	United States - 4.4%
426	Powershares DB Commodity Index Tracking Fund ●	$12,090
—	PowerShares DB G10 Currency Harvest Fund ●	5
3	SPDR DJ Wilshire Global Real Estate	119
3	Vanguard MSCI Emerging Markets ETF	139
		12,353
	Total exchange traded funds
	(cost $11,283)	$12,353

FOREIGN GOVERNMENT OBLIGATIONS - 10.9%
	Argentina - 0.5%
	Argentina (Republic of)
$4,025	2.50%, 12/31/2038	$1,358

	Brazil - 0.9%
	Brazil (Republic of)
1,920	11.00%, 08/17/2040	2,534

	Colombia - 0.3%
	Colombia (Republic of)
680	7.38%, 03/18/2019	882

	Croatia - 0.3%
	Croatia (Republic of)
840	6.75%, 11/05/2019 §	850

	Hungary - 0.3%
	Hungary (Republic of)
826	6.38%, 03/29/2021	793

	Indonesia - 0.7%
	Indonesia (Republic of)
1,870	4.88%, 05/05/2021 §	2,010

	Israel - 0.3%
	Israel (Government of)
850	5.13%, 03/26/2019	952

	Korea (Republic of) - 1.0%
	Korea (Republic of)
2,290	7.13%, 04/16/2019	2,873

	Lithuania - 0.3%
	Lithuania (Republic of)
770	7.38%, 02/11/2020 §	903

	Mexico - 1.1%
	United Mexican States
2,520	6.05%, 01/11/2040	3,144

	Panama - 0.4%
	Panama (Republic of)
765	6.70%, 01/26/2036	1,026

	Peru - 0.4%
	Peru (Republic of)
760	7.35%, 07/21/2025	1,053

	Philippines - 0.4%
	Philippines (Republic of)
950	4.00%, 01/15/2021	1,002

	Poland - 0.3%
	Poland (Republic of)
760	6.38%, 07/15/2019	893

	Qatar - 0.3%
	Qatar (State of)
860	5.25%, 01/20/2020 ■	962

	Russia - 1.0%
	Russian Federation
2,296	7.50%, 03/31/2030 §	2,752

	South Africa - 0.3%
	South Africa (Republic of)
760	5.50%, 03/09/2020	865

	Turkey - 0.5%
	Turkey (Republic of)
1,270	5.63%, 03/30/2021	1,359

	Ukraine - 0.3%
	Ukraine (Government of)
890	7.95%, 02/23/2021 §	808

	United Arab Emirates - 0.3%
	Emirate of Abu Dhabi
780	6.75%, 04/08/2019 ■	965

	Uruguay - 0.3%
	Uruguay (Republic of)
680	8.00%, 11/18/2022	939

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 10.9% - (continued)
	Venezuela - 0.7%
	Venezuela (Republic of)
$2,125	9.25%, 09/15/2027		$1,881

	Total foreign government obligations
	(cost $29,069)		$30,804

	Total long-term investments (cost $209,060)		$239,515

SHORT-TERM INVESTMENTS - 15.0%
	Investment Pools and Funds - 0.0%
1	JP Morgan U.S. Government Money Market Fund		$1

	Repurchase Agreements - 4.3%
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 05/01/2012 in the amount of $3,324, collateralized by U.S. Treasury Note 0.63%, 2012, value of $3,385)
$3,324	0.19%, 04/30/2012		3,324
	RBC Capital Markets TriParty Joint Repurchase Agreement (maturing on 05/01/2012 in the amount of $3,365, collateralized by U.S. Treasury Note 0.88% - 2.00%, 2017 - 2022, value of $3,420)
3,364	0.13%, 04/30/2012		3,364
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 05/01/2012 in the amount of $3,598, collateralized by U.S. Treasury Note 2.63%, 2018, value of $3,670)
3,598	0.16%, 04/30/2012		3,598
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 05/01/2012 in the amount of $1,899, collateralized by U.S. Treasury Note 0.88% - 1.25%, 2017 - 2019, value of $1,937)
1,899	0.18%, 04/30/2012		1,899
12185			12,185
	U.S. Government Agencies - 7.1%
	Federal Home Loan Mortgage Corp.
10,000	0.09%, 5/23/2012○		10,000
	Federal National Mortgage Association
10,000	0.09%, 5/23/2012○		9,999
			19,999
	U.S. Government Securities - 3.6%
	Other Direct Federal Obligations - 3.6%
	Federal Home Loan Bank
10,000	0.09%, 5/23/2012○		10,000

	Total short-term investments
	(cost $42,185)		$42,185

	Total investments
	(cost $251,245) ▲	99 .9%	$281,700
	Other assets and liabilities	0 .1%	333
	Total net assets	100 .0%	$282,033

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At April 30, 2012, the cost of securities for federal income tax purposes was $251,847 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$32,465
Unrealized Depreciation	(2,612)
Net Unrealized Appreciation	$29,853

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2012, the aggregate value of these securities was $1,927, which represents 0.7% of total net assets.

The accompanying notes are an integral part of these financial statements.

7

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
April 30, 2012 (Unaudited)
(000’s Omitted)

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2012, the aggregate value of these securities was $7,323, which represents 2.6% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $12 at April 30, 2012.

Foreign Currency Contracts Outstanding at April 30, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
GBP	BOA	Sell	$19	$19	05/02/2012	$–

Total Return Swap Contracts Outstanding at April 30, 2012

Reference Entity	Counterparty	Notional Amount	Payments received (paid) by Fund	Expiration Date	Unrealized Appreciation/ (Depreciation)
DBCR Plus Excess Return	DEUT	$41,250	DBCR Initial 189.09*	05/31/12	$62	*

*	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the value of the Deutsche Bank Currency Returns + (USD) Index (the "Index") at the maturity date less the value of the Index at the effective date of the transaction multiplied by the notional amount. As a receiver of the swap, the Fund would receive the payoff amount when the Index value is greater at the maturity date than the effective date and would pay the payoff when the Index value is less at the maturity date than the effective date. As a payer of the swap, the Fund would pay the payoff amount when the Index value is greater at the maturity date than the effective date and would receive the payoff amount when the Index value is less at the maturity date than the effective date.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
DEUT	Deutsche Bank Securities, Inc.

Currency Abbreviations:
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
DBCR	Deutsche Bank Currency Returns
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SP-ADR	Sponsored American Depositary Receipt
SPDR	Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of these financial statements.

8

Distribution by Credit Quality

as of April 30, 2012

Credit Rating *	Percentage of Net Assets
Aa / AA	0.7
A	1.7
Baa / BBB	5.0
Ba / BB	2.2
B	1.0
Unrated	0.5
U.S. Government Agencies and Securities	10.7
Non Debt Securities and Other Short-Term Instruments	78.3
Other Assets & Liabilities	0.1
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Diversification by Industry

as of April 30, 2012

Industry	Percentage of Net Assets
Equity Securities
Advertising	0.1
Aerospace & Defense	0.1
Agricultural Products	0.0
Airlines	0.2
Airport Services	0.1
Aluminum	0.1
Apparel, Accessories & Luxury Goods	0.0
Application Software	0.0
Asset Management & Custody Banks	0.0
Auto Parts & Equipment	0.0
Automobile Manufacturers	0.3
Automotive Retail	0.0
Biotechnology	0.0
Brewers	1.4
Broadcasting	0.4
Casinos & Gaming	0.1
Catalog Retail	0.0
Coal & Consumable Fuels	0.2
Commodity Chemicals	0.0
Communications Equipment	0.0
Computer Storage & Peripherals	0.0
Construction & Engineering	0.0
Construction Materials	0.3
Data Processing & Outsourced Services	0.0
Distillers & Vintners	0.0
Diversified Banks	4.9
Diversified Metals & Mining	0.1
Diversified REITs	4.6
Drug Retail	0.0
Education Services	0.1
Electric Utilities	1.1
Electronic Components	0.3
Exchange Traded Funds	4.4
Gold	1.0
Health Care Distributors	0.0
Health Care Equipment	0.1
Health Care Services	0.0
Heavy Electrical Equipment	0.0
Home Entertainment Software	0.0
Homebuilding	0.0
Hotels, Resorts & Cruise Lines	0.1
Human Resource & Employment Services	0.0
Hypermarkets & Super Centers	0.2
Independent Power Producers & Energy Traders	0.3
Industrial REITs	2.0
Insurance Brokers	0.0
Integrated Oil & Gas	5.7
Integrated Telecommunication Services	2.1
Internet Retail	0.0
Internet Software & Services	0.8
IT Consulting & Other Services	0.9
Life & Health Insurance	0.7
Life Sciences Tools & Services	0.1
Mortgage REITs	1.1
Movies & Entertainment	0.0
Office REITs	3.0
Oil & Gas Equipment & Services	0.0
Oil & Gas Exploration & Production	1.0
Oil & Gas Refining & Marketing	0.0
Oil & Gas Storage & Transportation	0.3
Packaged Foods & Meats	0.4
Paper Products	0.2
Pharmaceuticals	0.2
Railroads	0.0
Real Estate Development	0.0
Real Estate Operating Companies	0.0
Real Estate Services	0.0
Residential REITs	2.3
Restaurants	0.0
Retail REITs	11.7
Semiconductor Equipment	0.0
Semiconductors	3.0
Soft Drinks	0.6
Specialized REITs	9.0
Steel	3.6
Water Utilities	0.1
Wireless Telecommunication Services	4.5
Total	74.0%
Foreign Government Obligations	10.9
Short-Term Investments	15.0
Other Assets and Liabilities	0.1
Total	100.0%

The accompanying notes are an integral part of these financial statements.

9

The Hartford Alternative Strategies Fund

Investment Valuation Hierarchy Level Summary

April 30, 2012 (Unaudited)

(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$466	$466	$–	$–
Australia	12,180	–	12,180	–
Brazil	32,971	32,971	–	–
Canada	1,125	1,125	–	–
Cayman Islands	108	108	–	–
Chile	3,230	3,230	–	–
China	11,878	11,878	–	–
Colombia	1,749	1,749	–	–
France	5,337	–	5,337	–
Hong Kong	11,066	9,188	1,878	–
India	7,227	7,227	–	–
Indonesia	867	867	–	–
Japan	3,436	–	3,436	–
Jersey	34	34	–	–
Luxembourg	116	116	–	–
Mexico	8,736	8,736	–	–
Netherlands	830	291	539	–
Peru	621	621	–	–
Philippines	478	478	–	–
Russia	1,059	1,059	–	–
Singapore	1,223	–	1,223	–
South Africa	4,655	4,655	–	–
South Korea	6,406	6,406	–	–
Taiwan	9,842	9,842	–	–
Turkey	326	326	–	–
United Kingdom	5,279	–	5,279	–
United States	64,360	64,360	–	–
Total	$195,605	$165,733	$29,872	$–
Exchange Traded Funds	12,353	12,353	–	–
Foreign Government Obligations	30,804	–	30,804	–
Preferred Stocks	753	753	–	–
Short-Term Investments	42,185	1	42,184	–
Total	$281,700	$178,840	$102,860	$–
Foreign Currency Contracts *	–	–	–	–
Total Return Swaps *	62	–	62	–
Total	$62	$–	$62	$–

♦	For the six-month period ended April 30, 2012, investments valued at $13 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

10

The Hartford Alternative Strategies Fund

Statement of Assets and Liabilities

April 30, 2012 (Unaudited)

(000’s Omitted)

Assets:
Investments in securities, at market value (cost $251,245)	$281,700
Cash	2
Foreign currency on deposit with custodian (cost $135)	135
Unrealized appreciation on foreign currency contracts	—
Unrealized appreciation on swap contracts	62
Receivables:
Investment securities sold	332
Dividends and interest	950
Other assets	16
Total assets	283,197
Liabilities:
Payables:
Investment securities purchased	1,122
Investment management fees	28
Accrued expenses	14
Total liabilities	1,164
Net assets	$282,033
Summary of Net Assets:
Capital stock and paid-in-capital	$250,568
Undistributed net investment income	445
Accumulated net realized gain	500
Unrealized appreciation of investments and the translation of assets and liabilities denominated in foreign currency	30,520
Net assets	$282,033

Class Y: Net asset value per share	$11.30
Shares outstanding	24,952
Net assets	$282,033

The accompanying notes are an integral part of these financial statements.

11

The Hartford Alternative Strategies Fund

Statement of Operations

For the Six-Month Period Ended April 30, 2012 (Unaudited)

(000’s Omitted)

Investment Income:
Dividends	$3,097
Interest	903
Less: Foreign tax withheld	(168)
Total investment income	3,832

Expenses:
Investment management fees	800
Transfer agent fees	3
Custodian fees	5
Accounting services fees	27
Board of Trustees' fees	3
Audit fees	7
Other expenses	34
Total expenses (before waivers)	879
Expense waivers	(13)
Total waivers	(13)
Total expenses, net	866
Net Investment Income	2,966
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments in securities	1,163
Net realized loss on swap contracts	(638)
Net realized gain on foreign currency contracts	31
Net realized loss on other foreign currency transactions	(35)
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	521
Net Changes in Unrealized Appreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation of investments	8,829
Net unrealized appreciation of swap contracts	175
Net unrealized depreciation of foreign currency contracts	(9)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	12
Net Changes in Unrealized Appreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	9,007
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	9,528
Net Increase in Net Assets Resulting from Operations	$12,494

The accompanying notes are an integral part of these financial statements.

12

The Hartford Alternative Strategies Fund

Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended April 30, 2012 (Unaudited)	For the Period September 30, 2011* through October 31, 2011
Operations:
Net investment income	$2,966	$403
Net realized gain on investments, other financial instruments and foreign currency transactions	521	880
Net unrealized appreciation of investments, other financial instruments and foreign currency transactions	9,007	21,513
Net Increase In Net Assets Resulting From Operations	12,494	22,796
Distributions to Shareholders:
From net investment income
Class Y	(3,200)	—
Total from net investment income	(3,200)	—
From net realized gain on investments
Class Y	(625)	—
Total from net realized gain on investments	(625)	—
Total distributions	(3,825)	—
Capital Share Transactions:
Class Y	12,784	237,784
Net increase from capital share transactions	12,784	237,784
Net Increase In Net Assets	21,453	260,580
Net Assets:
Beginning of period	260,580	—
End of period	$282,033	$260,580
Undistributed (distribution in excess of) net investment income (loss)	$445	$679

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

13

The Hartford Alternative Strategies Fund

Notes to Financial Statements

April 30, 2012 (Unaudited)

(000’s Omitted)

1.	Organization:

The Hartford Alternative Strategies Fund (“Fund”) is a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). However, beneficial interests in the Fund are not registered under the Securities Act of 1933, as amended (“1933 Act”), because such interests are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act. Investments in the Fund may only be made by “accredited investors” within the meaning of Regulation D under the 1933 Act. The Fund is authorized to issue an unlimited number of shares. The Fund is a diversified open-end management investment company.

Class Y shares of the Fund, which are offered only for investment by other Hartford Mutual Funds and/or by 529 Plan investment funds, are sold without a sales charge.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The per share net asset value ("NAV") of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Trustees. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

14

Fixed income investments (other than short term obligations) and non-exchange traded derivatives held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Fund’s Board of Trustees. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments with similar characteristics. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Fund’s Board of Trustees.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term investments, which are valued at amortized cost.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are

15

The Hartford Alternative Strategies Fund

Notes to Financial Statements – (continued)

April 30, 2012 (Unaudited)

(000’s Omitted)

certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

During the six-month period ended April 30, 2012, the Fund held no Level 3 investments; therefore, no reconciliation of Level 3 investments is presented.

For additional information, refer to the Investment Valuation Hierarchy Level Summary which follows the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except certain dividends from foreign investments where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined by dividing the Fund’s net assets by the number of shares outstanding.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

16

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Trustees based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Fund’s Board of Trustees. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of April 30, 2012.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the  Schedule of Investments as of April 30, 2012.

b)	Swap Agreements – The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-

17

The Hartford Alternative Strategies Fund

Notes to Financial Statements – (continued)

April 30, 2012 (Unaudited)

(000’s Omitted)

linked returns at specified future intervals. The Fund enters into credit default, total return, cross-currency, interest rate, inflation and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap agreements are also used to gain exposure to certain markets. In connection with these agreements, investments or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Fund’s Board of Trustees, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap and some net periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations. Net periodic payments and some upfront payments received or paid by the Fund with regard to interest rate swaps are recorded as increases or decreases to income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statement of Assets and Liabilities, as applicable) as well as the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Total Return Swap Agreements – The Fund may invest in total return swap agreements. An investment in a total return swap allows the Fund to gain or mitigate exposure to underlying referenced securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the price appreciation or depreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying to or receiving from the counterparty seller an agreed-upon rate. A variable rate may be correlated to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap agreement, the party paying the rate may be required to pay a higher rate at each swap reset date.

Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund, as shown on the Schedule of Investments, had outstanding total return swaps as of April 30, 2012.

18

c)	Additional Derivative Instrument Information:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$—	$—	$—	$—	$—	$—
Unrealized appreciation on swap contracts	—	62	—	—	—	—	62
Total	$—	$62	$—	$—	$—	$—	$62

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended April 30, 2012.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended April 30, 2012:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized loss on swap contracts	$—	$(638)	$—	$—	$—	$—	$(638)
Net realized gain on foreign currency contracts	—	31	—	—	—	—	31
Total	$—	$(607)	$—	$—	$—	$—	$(607)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of swap contracts	$—	$175	$—	$—	$—	$—	$175
Net change in unrealized depreciation of foreign currency contracts	—	(9)	—	—	—	—	(9)
Total	$—	$166	$—	$—	$—	$—	$166

5.	Principal Risks:

a)	Credit and Counterparty Risks – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

b)	Market Risks – The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency, and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. In addition, securities are subject to extension risk. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities and certain asset-backed

19

The Hartford Alternative Strategies Fund

Notes to Financial Statements – (continued)
April 30, 2012 (Unaudited)
(000’s Omitted)

securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity. If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)	Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2012. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Components of Distributable Earnings – The Fund’s components of distributable earnings (deficit) on a tax basis at October 31, 2011, were as follows:

Amount
Undistributed Ordinary Income	$1,885
Unrealized Appreciation *	20,911
Total Accumulated Earnings	$22,796

*	The differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)	Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization

20

of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the period September 30, 2011, (commencement of operations) through October 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income	$276
Accumulated Net Realized Gain (Loss)	(276)

e)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of October 31, 2011.

f)	Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	Expenses:

a)	Investment Management Agreement – Hartford Investment Financial Services, LLC (“HIFSCO”), a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Fund. As investment manager, HIFSCO has overall investment supervisory responsibility for the Fund. In addition, HIFSCO provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HIFSCO has contracted with Hartford Investment Management Company (“Hartford Investment Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HIFSCO, a portion of which may be used to compensate Hartford Investment Management.

The schedule below reflects the rates of compensation paid to HIFSCO for investment management services rendered as of April 30, 2012; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $500 million	0.600%
On next $500 million	0.550%
On next $4 billion	0.500%
On next $5 billion	0.480%
Over $10 billion	0.470%

21

The Hartford Alternative Strategies Fund

Notes to Financial Statements – (continued)
April 30, 2012 (Unaudited)
(000’s Omitted)

Effective June 4, 2012, the rates of compensation to be paid to HIFSCO for investment management services rendered will be revised. The new rates of compensation will be as follows:

Average Daily Net Assets	Annual Fee
On first $500 million	0.600%
On next $500 million	0.550%
On next $2 billion	0.500%
On next $2 billion	0.490%
On next $5 billion	0.480%
Over $10 billion	0.470%

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between Hartford Life Insurance Company (“HLIC”) and the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.020%
On next $5 billion	0.018%
Over $10 billion	0.016%

c)	Operating Expenses – As of April 30, 2012, HIFSCO contractually limited the total operating expenses of this Fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses as follows:

Class Y
0.65%

d)	Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HIFSCO and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2012, a portion of the Fund’s chief compliance officer’s compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly-owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO is compensated based on average daily net assets. The amount paid to HASCO and any related contractual reimbursement amounts, if applicable, can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

8.	Affiliate Holdings:

As of April 30, 2012, affiliates of The Hartford had ownership of shares in the Fund as follows:

	Shares	Percentage of Class
Class Y	10	0%

22

As of April 30, 2012, affiliated funds of The Hartford had ownership of shares in the Fund as follows:

Fund	Shares
The Hartford Balanced Allocation Fund	7,508
The Hartford Conservative Allocation Fund	1,884
The Hartford Equity Growth Allocation Fund	2,353
The Hartford Growth Allocation Fund	7,421
The Hartford Target Retirement 2010 Fund	420
The Hartford Target Retirement 2015 Fund	397
The Hartford Target Retirement 2020 Fund	1,283
The Hartford Target Retirement 2025 Fund	813
The Hartford Target Retirement 2030 Fund	1,698
The Hartford Target Retirement 2035 Fund	348
The Hartford Target Retirement 2040 Fund	466
The Hartford Target Retirement 2045 Fund	167
The Hartford Target Retirement 2050 Fund	182

9.	Investment Transactions:

For the six-month period ended April 30, 2012, the Fund's aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$25,558
Sales Proceeds Excluding U.S. Government Obligations	17,434

10.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2012, and for the period September 30, 2011, (commencement of operations) through October 31, 2011:

	For the Six-Month Period Ended April 30, 2012					For the Period Ended October 31, 2011
	Shares Sold	Shares Issued for Reinvested Dividends	Shares Redeemed	Shares Issued from Merger	Net Increase (Decrease) of Shares	Shares Sold	Shares Issued for Reinvested Dividends	Shares Redeemed	Shares Issued from Merger	Net Increase (Decrease) of Shares
Class Y
Shares	807	367	—	—	1,174	23,778	—	—	—	23,778
Amount	$8,959	$3,825	$—	$—	$12,784	$237,784	$—	$—	$—	$237,784
Total
Shares	807	367	—	—	1,174	23,778	—	—	—	23,778
Amount	$8,959	$3,825	$—	$—	$12,784	$237,784	$—	$—	$—	$237,784

11.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

23

The Hartford Alternative Strategies Fund

Notes to Financial Statements – (continued)
April 30, 2012 (Unaudited)
(000’s Omitted)

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against HIFSCO on behalf of six funds: The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund) and The Hartford Money Market Fund. The lawsuit, which was filed in the United States District Court for the District of New Jersey, seeks recovery under Section 36(b) of the 1940 Act for the alleged overpayment of investment management and 12b-1 distribution fees to HIFSCO. The plaintiffs seek recovery of the alleged overpayments or, alternatively, rescission of the contracts and restitution of all fees paid, together with lost earnings. On November 14, 2011, the plaintiffs filed an amended complaint, which dropped The Hartford Money Market Fund and added The Hartford Capital Appreciation Fund as a plaintiff. The Hartford intends to vigorously defend the action.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Fund because the Fund is not party to the suit.

13.	Indemnifications:

Under the Fund’s organizational documents, the Fund shall indemnify its officers and trustees to the fullest extent permitted by law. In addition, the Fund may enter into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14.	Subsequent Events:

On March 27, 2012, the Board of Directors of the Company approved a change of sub-adviser for the Fund from Hartford Investment Management to Wellington Management Company, LLP (“Wellington Management”). As part of this approval the Company’s Board of Directors approved a new sub-advisory agreement between HIFSCO and Wellington Management. The change in the Fund’s sub-adviser and implementation of the new sub-advisory agreement are expected to occur on or about June 4, 2012.

24

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25

The Hartford Alternative Strategies Fund

Financial Highlights
- Selected Per-Share Data (A) -

Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period
For the Six-Month Period Ended April 30, 2012 (Unaudited)
Y	$10.96	$0.12	$–	$0.38	$0.50	$(0.13)	$ (0 .03)	$–	$(0.16)	$0.34	$11.30

From September 30, 2011 (commencement of operations), through October 31, 2011
Y(E)	10.00	0.02	–	0.94	0.96	–	–	–	–	0.96	10.96

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(C)	Not annualized.
(D)	Annualized.
(E)	Commenced operations on September 30, 2011.

26

- Ratios and Supplemental Data -

Total Return(B)		Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses not Subject to Cap		Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses not Subject to Cap		Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses not Subject to Cap		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

4.69	%(C)	$282,033	0.66	%(D)	0.65	%(D)	0.65	%(D)	2.23	%(D)	7%

9.60	(C)	260,580	0.65	(D)	0.65	(D)	0.65	(D)	2.11	(D)	5

27

The Hartford Alternative Strategies Fund
Trustees and Officers (Unaudited)

The Board of Trustees of the Fund appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Each trustee serves until his or her death, resignation, retirement, removal, incapacity, or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Trustees and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Fund’s trustees, as noted in the chart below, are “interested” persons of the Fund. Each trustee serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of April 30, 2012, collectively consist of 91 funds. Correspondence may be sent to directors/trustees and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Mr. Annoni, Mr. Dressen, and Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each trustee and officer, his or her name, year of birth, current position with the Fund and date first elected or appointed to the Fund, principal occupation, and, for trustees, other directorships held. The Fund’s statement of additional information contains further information on the trustees and is available free of charge by calling 1-888-843-7824 or writing to Hartford Mutual Funds, P.O. Box 64387, St. Paul, MN 55164-0387.

Information on the aggregate remuneration paid to the Trustees of the Fund can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or trustees who are employed by The Hartford.

Non-Interested Trustees

Lynn S. Birdsong (1946) Trustee since 2011

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Trustee since 2011, Chairman of the Fund since 2011

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Trustee since 2011

Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Trustee since 2011

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Trustee since 2011

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006.

Phillip O. Peterson (1944) Trustee since 2011

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. Mr. Peterson also joined the Board of Trustees of Symetra Variable Mutual Funds Trust as a trustee in February 2012.

28

Lemma W. Senbet (1946) Trustee since 2011

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Trustees and Officers

David N. Levenson (1966) Trustee since 2010

Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

Lowndes A. Smith (1939) Trustee since 2011

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Excutive Officer since 2011

Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012*

Mr. Annoni serves as the Assistant Vice President and Director of Investment Finance (February 2004 to present). Mr. Annoni joined The Hartford in April 2001 as part of The Hartford’s acquisition of Fortis Financial Group. Prior to joining The Hartford, Mr. Annoni served as Manager of Mutual Fund Accounting at Fortis Financial Group (July 1997 to April 2001).

* Mr. Annoni was named Vice President, Controller and Treasurer on May 8, 2012.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, Controller and Treasurer since 2011

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2011

Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2011

Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

29

The Hartford Alternative Strategies Fund
Trustees and Officers (Unaudited) – (continued)

Vernon J. Meyer (1964) Vice President since 2011

Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2011

Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski serves as Vice President and Chief Compliance Officer of Individual Annuity of HLIC. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2011

Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2011

Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2011

Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2011 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30

The Hartford Alternative Strategies Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) and (2) ongoing costs, including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of October 31, 2011 through April 30, 2012.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value October 31, 2011	Ending Account Value April 30, 2012	Expenses paid during the period October 31, 2011 through April 30, 2012	Beginning Account Value October 31, 2011	Ending Account Value April 30, 2012	Expenses paid during the period October 31, 2011 through April 30, 2012	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class Y	$1,000.00	$1,046.90	$3.31	$1,000.00	$1,021.63	$3.27	0.65%	182	366

31

The Hartford Alternative Strategies Fund
Approval of Investment Sub-Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the mutual fund’s investment sub-advisory agreement(s). At its meeting held on March 27, 2012, the Board of Trustees (the “Board”) of The Hartford Alternative Strategies Fund (the “Fund”), including each of the Independent Trustees, unanimously voted to approve an investment sub-advisory agreement (the “Agreement”) for the Fund between Hartford Investment Financial Services, LLC (“HIFSCO”), the Fund’s investment manager, and Wellington Management Company, LLP (“Wellington Management”). The Agreement went into effect on June 4, 2012.

Prior to approving the Agreement, the Board requested, received, and reviewed written responses from HIFSCO and Wellington Management to questions posed to them on behalf of the Independent Trustees and supporting materials relating to those questions and responses (the “Adviser Materials”). In addition, the Board received an in-person presentation from Fund officers and representatives of HIFSCO about the proposal to replace Hartford Investment Management Company (Hartford Investment Management), the Fund’s current sub-adviser, with Wellington Management. The Board’s Investment Committee also met in person with members of the proposed portfolio management team for the Fund regarding the capabilities of Wellington Management and the associated benefits to the Fund and its shareholders. In addition, the Board had previously received information with respect to Wellington Management in connection with Wellington Management’s re-approval on August 2-3, 2011 as the sub-adviser to certain other Hartford-sponsored funds and in connection with the Board’s approval of Wellington Management as the sub-adviser to certain additional Hartford-sponsored funds at other recent meetings.

In determining to approve the Agreement for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreement was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreement. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreement is provided below.

Nature, Extent, And Quality Of Services to be Provided by Wellington Management

The Board requested and considered information concerning the nature, extent, and quality of the services to be provided to the Fund by Wellington Management. The Board considered, among other things, the terms of the Agreement, the range of services to be provided, and Wellington Management’s organizational structure, systems and personnel. The Board also considered Wellington Management’s reputation and overall financial strength, and the Board’s past experience with Wellington Management as sub-adviser for other Hartford-sponsored funds. The Board considered the terms of the “preferred partnership” arrangement pursuant to which Wellington Management would serve as the preferred sub-adviser to the Hartford-sponsored funds, including the benefits of the arrangement for the Fund and other Hartford-sponsored funds.

With respect to Wellington Management’s asset allocation capabilities, the Board considered that HIFSCO believes that Wellington Management is a high quality manager with greater depth and breadth relative to Hartford Investment Management and other peer advisory firms and that Wellington Management has strong investment capabilities with expertise across various investment disciplines. The Board also considered Wellington Management’s global capabilities across various asset classes, including the number and geographic locations of Wellington Management’s investment personnel. The Board noted that Wellington Management is focused entirely on third-party asset management and has experience managing assets for a diverse set of clients, including asset allocation portfolios, with different objectives and guidelines. In addition, the Board considered HIFSCO’s proposed revised investment objective and principal investment strategy of the Fund, to take effect on the date that Wellington Management began sub-advising the Fund, and Wellington Management’s proposed investment process for the Fund’s revised investment objective and principal investment strategy.

With respect to the day-to-day portfolio management services to be provided by Wellington Management, the Board considered the Investment Committee’s meeting with members of the proposed portfolio management team, and Wellington Management’s investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board also considered the experience of the proposed portfolio management team.

32

The Board also considered information previously provided by HIFSCO and Wellington Management regarding Wellington Management’s compliance policies and procedures and compliance history, and received a representation from HIFSCO that the written compliance policies and procedures of Wellington Management are reasonably designed to prevent violations of the federal securities laws.

In considering this information, the Board evaluated not only the information presented to the Board and the Investment Committee in connection with its consideration of the Agreement, but also the Board’s experience through past interactions with Wellington Management. Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by Wellington Management.

Performance of Wellington Management

The Board considered the investment performance of Wellington Management, including, for purposes of considering the investment skill and experience of the proposed portfolio management team, the performance of the Wellington Management composite for accounts with investment objectives, policies and principal investment strategies comparable to one or more components of the Fund’s principal investment strategy. HIFSCO and Wellington Management also provided additional information about the broad range of the portfolio management team’s investment experience and its investment philosophy and process.

Based on these considerations, the Board concluded that it was satisfied that Wellington Management has the capability of providing satisfactory investment performance for the Fund.

Costs of the Services and Profitability of HIFSCO and Wellington Management

The Board reviewed information regarding HIFSCO’s cost to provide investment management and related services to the Fund and the estimated profitability to HIFSCO and its affiliates from all services provided to the Fund and all aspects of their relationship with the Fund both under the sub-advisory arrangement with Hartford Investment Management and assuming implementation of the Agreement with Wellington Management. The Board also requested and received information relating to the operations and profitability of Wellington Management.

Based on these considerations, the Board concluded that the profits anticipated to be realized by HIFSCO, Wellington Management and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services

With respect to the sub-advisory fee schedule to be paid to Wellington Management by HIFSCO in respect of the Fund, the Board considered comparative information with respect to the sub-advisory fees to be paid by HIFSCO to Wellington Management. The Board also considered information provided by Wellington Management to the Investment Committee of the Board about the quality of services to be performed for the Fund and Wellington Management’s investment philosophy. In addition, the Board considered HIFSCO’s representation that it had negotiated Wellington Management’s fees at arm’s length.

The Board considered that, in connection with the sub-adviser change, HIFSCO proposed to add an additional breakpoint to the Fund’s contractual management fee schedule with HIFSCO that would result in a management fee reduction at certain asset levels. The Board noted that HIFSCO, not the Fund, would pay the sub-advisory fees to Wellington Management.

Based on these considerations, the Board concluded that the Fund’s proposed sub-advisory fees, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services to be provided.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the breakpoints in the management fee schedule for the Fund, which reduce fee rates as Fund assets grow over time. The Board noted HIFSCO’s

33

The Hartford Alternative Strategies Fund
Approval of Investment Sub-Advisory Agreement (Unaudited) – (continued)

proposal to add an additional breakpoint to the Fund’s management fee schedule in connection with the sub-adviser change, thereby reducing fee rates above certain asset levels.

The Board reviewed relevant information included in the Adviser Materials regarding comparative breakpoint information for other funds in the Fund’s Lipper peer group. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would review future growth in Fund assets and the appropriateness of the breakpoints as part of its future annual review of the Agreement and the investment management agreement between the Fund and HIFSCO.

Other Benefits

The Board considered other benefits to Wellington Management and its affiliates from their relationships with the Fund. The Board also considered benefits to Wellington Management from its use of the Fund’s brokerage commissions to obtain soft dollar research, and representations from HIFSCO and Wellington Management that Wellington Management would not make any revenue-sharing payments or any other type of distribution payments to HIFSCO or its affiliates.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreement. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with its deliberations, the Independent Trustees met separately in executive session, with independent legal counsel, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

34

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Schedule of Investments

The Schedule of Investments is included as part of the semi-annual report filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant’s last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

11(a) (2) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

(b) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD ALTERNATIVE STRATEGIES FUND

Date: June 12, 2012	By: /s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 12, 2012	By: /s/ James E. Davey
James E. Davey
Its: President

Date: June 12, 2012	By: /s/ Mark A. Annoni
Mark A. Annoni
Its: Vice President, Controller and Treasurer

EXHIBIT LIST

99.CERT	11(a)(2)	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer

99.906CERT	11(b)	Section 906 certification of principal executive officer and principal financial officer